Condensed Consolidated Statements of Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (2,593)	$ (3,370)	$ (5,832)	$ (2,823)
Other comprehensive loss:
Net unrealized gains (losses) on investments, net of tax	101	(81)	44	(81)
Change in foreign currency translation adjustment	1,959	137	1,595	(5,212)
Reclassification of cumulative translation adjustment to net loss upon liquidation of subsidiaries, net of tax			188
Comprehensive loss	$ (533)	$ (3,314)	$ (4,005)	$ (8,116)